Income tax expense/(credit) - Reconciliation of tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Loss before taxation	$ (36,213)	$ (46,025)	$ (42,944)
Tax at average income tax rate (Note)	(4,687)	(1,697)	(7,531)
Tax effect of non-deductible expenses	1,399	1,364	3,173
Tax effect of non-taxable income	(93)	(2,776)	(705)
Tax effect on utilization of previously unrecognized tax losses	0	0	(71)
Under/(over) provision in respect of prior years	1	(7,422)	0
Tax effect of tax losses not recognized	3,401	3,147	5,143
Tax effect of deductible temporary differences not recognized	3	5	0
Tax effect of previously unrecognized temporary differences recognized in current year	(20)	(260)	0
Others	30	0	45
Tax expense/(credit)	$ 34	$ (7,639)	$ 54